Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share option activity
The following table summarizes option activity for the nine months ended September 30, 2018:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(355,216)	$41.93	$13.76
Forfeited	(7,705)	$34.78	$11.83

Outstanding at September 30, 2018	976,029	$72.11	$21.80	5.10

Exercisable at September 30, 2018	452,066	$53.60	$16.60	3.86

Schedule of movement in non-vested share options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2018:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2017	694,727	$68.06	$20.03

Granted	167,557	$118.90	$36.84
Vested	(335,616)	$62.28	$18.53
Forfeited	(2,705)	$56.58	$16.84

Non-vested outstanding at September 30, 2018	523,963	$88.07	$26.38

Schedule of weighted average fair values and assumptions used
The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2018	September 30, 2017
Weighted average grant date fair value	$36.84	$25.06
Assumptions:
Expected volatility	30%	29%
Dividend yield	—%	—%
Risk-free interest rate	2.73%	1.93%
Expected life	5 years	5 years

Schedule of RSU and PSU activity
The following table summarizes RSU and PSU activity for the nine months ended September 30, 2018:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2017	511,026	$72.07	0.93	715,970	$72.65	1.28

Granted	71,906	$116.02		159,070	$123.32
Shares vested	(215,826)	$68.28		(271,183)	$67.96
Forfeited	(116,053)	$70.89		(57,429)	$76.90

Outstanding at September 30, 2018	251,053	$85.95	1.21	546,428	$89.28	1.46

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2018 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Direct costs	$4,708	$4,551	$13,761	$14,855
Selling, general and administrative	3,836	3,709	11,213	12,106

	$8,544	$8,260	$24,974	$26,961